Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from banks [Abstract]
Schedule of deposits from banks by type

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Non-interest bearing	3	86	174	315	177	400
Interest bearing	7,803	32,858	15,277	23,374	23,080	56,232
	7,806	32,943	15,451	23,689	23,257	56,632